Core Deposit Intangible Assets - Core Deposit Intangible and Related Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Core Deposit Intangibles [Line Items]
Net carrying amount	$ 759
Core Deposits [Member]
Goodwill And Core Deposit Intangibles [Line Items]
Gross carrying amount	1,251	1,251	1,251
Accumulated amortization	(492)	(357)	(217)
Net carrying amount	$ 759	$ 894	$ 1,034